Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2019
Segment and corporate information
Schedule of segment and corporate activities

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate	Total
2019
Revenue from contracts with customers	11,931,396	2,652,943	1,792,020	705,636	17,081,995	20,141	17,102,136
Other revenue external customers	263,777	40,530	66,750	3,362	374,419	—	374,419
Revenue external customers	12,195,173	2,693,473	1,858,770	708,998	17,456,414	20,141	17,476,555
Inter- segment revenue	3,067	686	504	251	4,508	(4,508)	—
Revenue	12,198,240	2,694,159	1,859,274	709,249	17,460,922	15,633	17,476,555
Operating income	1,794,101	448,062	328,996	42,508	2,613,667	(344,109)	2,269,558
Interest							(429,444)
Income before income taxes							1,840,114
Depreciation and amortization	(992,526)	(188,580)	(98,599)	(33,352)	(1,313,057)	(240,351)	(1,553,408)
Impairment loss	(36,411)	(3,341)	—	—	(39,752)	—	(39,752)
Income (loss) from equity method investees	75,941	(4,414)	2,551	1,152	75,230	(1,551)	73,679
Total assets	21,700,202	4,058,523	2,852,271	917,184	29,528,180	3,406,555	32,934,735
thereof investment in equity method investees	400,514	171,704	99,815	24,839	696,872	—	696,872
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,097,517	212,282	190,591	36,595	1,536,985	356,934	1,893,919

2018
Revenue from contracts with customers	11,347,963	2,559,485	1,627,715	682,894	16,218,057	14,736	16,232,793
Other revenue external customers	221,769	27,073	61,638	3,600	314,080	—	314,080
Revenue external customers	11,569,732	2,586,558	1,689,353	686,494	16,532,137	14,736	16,546,873
Inter- segment revenue	1,609	304	633	240	2,786	(2,786)	—
Revenue	11,571,341	2,586,862	1,689,986	686,734	16,534,923	11,950	16,546,873
Operating income	2,665,187	398,683	303,956	28,848	3,396,674	(358,876)	3,037,798
Interest							(301,062)
Income before income taxes							2,736,736
Depreciation and amortization	(377,836)	(116,384)	(45,475)	(22,344)	(562,039)	(162,808)	(724,847)
Impairment loss	—	(64,719)	—	—	(64,719)	—	(64,719)
Income (loss) from equity method investees	75,279	(4,322)	2,125	264	73,346	—	73,346
Total assets	16,936,646	3,612,800	2,322,284	719,334	23,591,064	2,651,204	26,242,268
thereof investment in equity method investees	348,096	178,886	98,741	24,057	649,780	—	649,780
Additions of property, plant and equipment and intangible assets	598,988	158,974	53,962	26,894	838,818	316,147	1,154,965

2017
Revenue from contracts with customers	12,878,665	2,547,055	1,623,312	719,792	17,768,824	14,748	17,783,572
Inter- segment revenue	1,898	16	356	374	2,644	(2,644)	—
Revenue	12,880,563	2,547,071	1,623,668	720,166	17,771,468	12,104	17,783,572
Operating income	2,086,391	443,725	313,042	58,349	2,901,507	(539,068)	2,362,439
Interest							(364,824)
Income before income taxes							1,997,615
Depreciation and amortization	(398,235)	(119,044)	(45,401)	(17,929)	(580,609)	(154,870)	(735,479)
Income (loss) from equity method investees	71,739	(7,159)	1,919	700	67,199	—	67,199
Total assets	15,556,146	3,585,486	2,074,150	670,126	21,885,908	2,139,307	24,025,215
thereof investment in equity method investees	342,462	181,870	98,281	24,396	647,009	-	647,009
Additions of property, plant and equipment and intangible assets	526,652	130,755	52,861	41,637	751,905	241,052	992,957

Schedule of geographic operations

Geographic presentation

in € THOUS

		North	Rest of
	Germany	America	the world	Total
2019
Revenue external customers	474,750	12,195,173	4,806,632	17,476,555
Long-lived assets	1,311,786	19,112,827	4,335,569	24,760,182

2018
Revenue external customers	426,327	11,569,732	4,550,814	16,546,873
Long-lived assets	948,355	13,260,913	3,290,930	17,500,198

2017
Revenue external customers	433,105	12,878,665	4,471,802	17,783,572
Long-lived assets	905,571	13,037,452	3,122,590	17,065,613